UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Asset Management, LLC

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 028-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:


/s/ Martin Kalish             Plymouth, Minnesota          October 26, 2010
-------------------          ---------------------        ---------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total:    $2,911,607

                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number      Name

1.      028-12029                 Waterstone Market Neutral Master Fund, Ltd.

2.      028-10926                 Waterstone Capital Offshore Advisors, LP

3.      028-13704                 Waterstone Market Neutral MAC 51 Ltd.


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                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2          COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8

                                                             VALUE       SHS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x$1000)    PRN AMT   PRN CALL  DISCRETION   MGRS     SOLE   SHARED NONE
A D C TELECOMMUNICATIONS      FRNT 6/1          000886AB7    12,445   12,515,000  PRN       Defined    1, 2, 3    12,515,000
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1   000886AE1    67,800   68,106,000  PRN       Defined    1, 2, 3    68,106,000
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1   000886AF8    45,450   45,860,000  PRN       Defined    1, 2, 3    45,860,000
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0   007903AL1    51,006   51,464,000  PRN       Defined    1, 2, 3    51,464,000
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1   007903AN7    25,517   25,000,000  PRN       Defined    1, 2, 3    25,000,000
ALLERGAN INC                  COM               018490102    10,299      154,800  SH        Defined    1, 2, 3       154,800
ALLIANT TECHSYSTEMS INC       NOTE 2.750% 9/1   018804AN4     6,186    6,128,000  PRN       Defined    1, 2, 3     6,128,000
AMERICAN MED SYS HLDGS INC    NOTE 4.000% 9/1   02744MAB4    21,247   17,000,000  PRN       Defined    1, 2, 3    17,000,000
AMERIGROUP CORP               NOTE 2.000% 5/1   03073TAB8    44,703   39,000,000  PRN       Defined    1, 2, 3    39,000,000
ASPEN INSURANCE HOLDINGS LTD  PFD PRP INC EQ    G05384113     1,619       29,000  SH        Defined    1, 2, 3        29,000
BARRETT BILL CORP             NOTE 5.000% 3/1   06846NAA2    24,981   24,652,000  PRN       Defined    1, 2, 3    24,652,000
BOSTON PPTYS LTD PARTNERSHIP  NOTE 2.875% 2/1   10112RAK0    23,741   23,520,000  PRN       Defined    1, 2, 3    23,520,000
BRE PROPERTIES INC            NOTE 4.125% 8/1   05564EBH8     2,767    2,660,000  PRN       Defined    1, 2, 3     2,660,000
CARRIZO OIL & CO INC          NOTE 4.375% 6/0   144577AA1    16,139   17,320,000  PRN       Defined    1, 2, 3    17,320,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1   165167BZ9    78,711   90,384,000  PRN       Defined    1, 2, 3    90,384,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1   165167CA3   124,586  143,900,000  PRN       Defined    1, 2, 3   143,900,000
COMMSCOPE INC                 NOTE 3.250% 7/0   203372AG2    19,055   16,717,000  PRN       Defined    1, 2, 3    16,717,000
COMSTOCK RES INC              COM NEW           205768203     1,125       50,000  SH        Defined    1, 2, 3        50,000
DELTA PETE CORP               NOTE 3.750% 5/0   247907AD0    12,668   16,036,000  PRN       Defined    1, 2, 3    16,036,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.500% 8/1   251591AQ6     3,474    3,500,000  PRN       Defined    1, 2, 3     3,500,000
DEVON ENERGY CORP NEW         COM               25179M103    19,422      300,000  SH        Defined    1, 2, 3       300,000
ERP OPER LTD PARTNERSHIP      NOTE 3.850% 8/1   26884AAV5    36,280   35,000,000  PRN       Defined    1, 2, 3    35,000,000
EXTERRAN HLDGS INC            NOTE 4.250% 6/1   30225XAA1    51,686   43,000,000  PRN       Defined    1, 2, 3    43,000,000
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   104,492    1,223,700  SH   CALL Defined    1, 2, 3     1,223,700
GEORESOURCES INC              COM               372476101       761       47,851  SH        Defined    1, 2, 3        47,851
GOLDMAN SACHS GROUP INC       COM               38141G104    25,171      174,100  SH        Defined    1, 2, 3       174,100
GOLDMAN SACHS GROUP INC       COM               38141G104   130,122      900,000  SH   CALL Defined    1, 2, 3       900,000
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1   410768AE5    17,787   18,397,000  PRN       Defined    1, 2, 3    18,397,000
HOLOGIC INC                   FRNT 2.000%12/1   436440AA9    88,791   95,523,000  PRN       Defined    1, 2, 3    95,523,000
JEFFERIES GROUP INC NEW       COM               472319102    24,982      110,100  SH   CALL Defined    1, 2, 3       110,100
L-3 COMMUNICATIONS CORP       DEBT 3.000% 8/0   502413AW7    40,635   40,361,000  SH        Defined    1, 2, 3    40,361,000
LIFE TECHNOLOGIES CORP        COM               53217V109    14,563      311,900  SH        Defined    1, 2, 3       311,900
LINCARE HLDGS INC             DBCV 2.750%11/0   532791AE0    42,987   40,330,000  PRN       Defined    1, 2, 3    40,330,000
LINEAR TECHNOLOGY CORP        NOTE 3.000% 5/0   535678AC0    34,572   33,932,000  PRN       Defined    1, 2, 3    33,932,000
LINEAR TECHNOLOGY CORP        NOTE 3.125% 5/0   535678AD8     2,004    1,998,000  PRN       Defined    1, 2, 3     1,998,000
MGM RESORTS INTERNATIONAL     COM               552953101       633       56,100  SH        Defined    1, 2, 3        56,100
MGM RESORTS INTERNATIONAL     COM               552953101    13,587    1,204,500  SH   PUT  Defined    1, 2, 3     1,204,500
MICROCHIP TECHNOLOGY INC      SDCV 2.125%12/1   595017AB0   121,041  107,698,000  PRN       Defined    1, 2, 3   107,698,000
MORGAN STANLEY                COM NEW           617446448    84,554    3,426,000  SH   CALL Defined    1, 2, 3     3,426,000
MYLAN INC                     COM               628530107    10,347      550,065  SH        Defined    1, 2, 3       550,065
MYLAN INC                     COM               628530107     8,987      477,800  SH   CALL Defined    1, 2, 3       477,800
NETAPP INC                    NOTE 1.750% 6/0   64110DAB0   236,701  145,136,000  PRN       Defined    1, 2, 3   145,136,000
NEW YORK CMNTY CAP TR V       UNIT 99/99/9999   64944P307    73,090    1,508,150  PRN       Defined    1, 2, 3     1,508,150
PARKER DRILLING CO            NOTE 2.125% 7/1   701081AR2    15,444   16,474,000  PRN       Defined    1, 2, 3    16,474,000
PNC FINL SVCS GROUP INC       COM               693475105    44,124      850,000  SH   PUT  Defined    1, 2, 3       850,000
PRIDE INTL INC DEL            COM               74153Q102     1,472       50,000  SH        Defined    1, 2, 3        50,000
PROLOGIS                      NOTE 2.625% 5/1   743410AS1    23,745   25,000,000  PRN       Defined    1, 2, 3    25,000,000
QWEST COMMUNICATIONS INTL IN  NOTE 3.500%11/1   749121BY4   168,562  128,641,000  PRN       Defined    1, 2, 3   128,641,000
REINSURANCE GROUP AMER INC    PFD TR INC EQ     759351307   144,035    2,275,668  SH        Defined    1, 2, 3     2,275,668
SANDISK CORP                  COM               80004C101    18,435      503,000  SH   PUT  Defined    1, 2, 3       503,000
SESI L L C                    FRNT 1.500%12/1   78412FAH7    42,948   44,120,000  PRN       Defined    1, 2, 3    44,120,000
SMITHFIELD FOODS INC          COM               832248108     3,366      200,000  SH   CALL Defined    1, 2, 3       200,000
SPANSION INC                  COM CL A NEW      84649R200    10,816      722,501  PRN       Defined    1, 2, 3       722,501
SUPERVALU INC                 COM               868536103     3,725      323,071  SH        Defined    1, 2, 3       323,071
SYMANTEC CORP                 NOTE 0.750% 6/1   871503AD0    37,334   36,500,000  PRN       Defined    1, 2, 3    36,500,000
THERMO FISHER SCIENTIFIC INC  COM               883556102    20,580      429,833  SH        Defined    1, 2, 3       429,833
TRANSOCEAN INC                NOTE 1.500%12/1   893830AW9    76,867   80,000,000  PRN       Defined    1, 2, 3    80,000,000
TRANSOCEAN LTD                REG SHS           H8817H100    38,991      606,492  PRN       Defined    1, 2, 3       606,492
TRANSOCEAN LTD                REG SHS           H8817H100    42,509      661,200  SH   PUT  Defined    1, 2, 3       661,200
VALE S A                      ADR               91912E105    62,540    2,000,000  SH   CALL Defined    1, 2, 3     2,000,000
VERISIGN INC                  SDCV 3.250% 8/1   92343EAD4   139,120  128,583,000  PRN       Defined    1, 2, 3   128,583,000
VIRGIN MEDIA INC              NOTE 6.500%11/1   92769LAB7   160,260  108,480,000  PRN       Defined    1, 2, 3   108,480,000
WASHINGTON POST CO            CL B              939640108    11,515       28,830  PRN       Defined    1, 2, 3        28,830
WESTERN REFNG INC             COM               959319104     6,128    1,169,500  SH        Defined    1, 2, 3     1,169,500
XILINX INC                    SDCV 3.125% 3/1   983919AD3    42,077   42,995,000  PRN       Defined    1, 2, 3    42,995,000
ZIONS BANCORPORATION          *W EXP 05/22/202  989701115    20,303    3,435,300  PRN       Defined    1, 2, 3     3,435,300
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